UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

 (Exact name of issuing entity as specified in its charter): Cazenovia Creek Funding II, LLC

Central Index Key Number of issuing entity (if applicable): 0001748819

Central Index Key Number of underwriter (if applicable): Not applicable

William J. Cohane (914) 364-2659
Name and telephone number, including area code, of the person tocontact in connection with this filing

PART II:
Item 2.01 Findings and Conclusion of Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 31, 2018, of KPMG LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable of KPMG LLP with respect to certain agreed upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 2, 2018	Cazenovia Creek Funding II, LLC By: Caz Creek Tax Lien Fund, LLC, its Member

By: Cazenovia Creek Investment Management, LLC, its Manager

By:	/s/ William J. Cohane
Name: William J. Cohane
Title: CEO and President

EXHIBIT INDEX

Exhibit number	Description

Exhibit 1	Agreed-upon procedures report, dated July 31, 2018, of KPMG LLP.

Exhibit 1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Caz Creek Tax Lien Fund, LLC
Cazenovia Creek Investment Management, LLC (together, the “Company”)
Hunt Financial Securities, LLC (“Hunt”)
Capital One Securities, Inc.
(together, the “Specified Parties”)
Re: Cazenovia Creek Funding II, LLC, Class A Series 2018-1 and Class B Series 2018-1, Tax Lien Collateralized Notes (the “Notes”) – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “Caz Data Tape 20180622 - FINAL.xlsx” provided by the Company on July 13, 2018, containing certain information related to 61,043 tax liens as of June 21, 2018 (the “Data File”), related to a portfolio of tax liens which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts, percentages, and numbers of days were within $1.00, 0.1%, and one (1) day, respectively.

•	The term “Cutoff Date” means June 21, 2018.

•	The term “MTAG Servicing System” means the Company’s servicing system maintained by the Company’s servicer, MTAG Services, LLC (the “Servicer”).

•
The term “Daily Trial Balance Report” means a screen shot from the Servicer’s internal liens management system provided by the Servicer, on behalf of the Company, containing daily interest and principal information of the Selected Tax Liens (defined below).

•
The term “Boarding Files” means electronic data files provided by the Servicer, on behalf of the Company, containing information related to the assessed values of the Selected Tax Liens as of the Selected Tax Liens’ respective purchase year.

•	The term “Assessor Websites” means the websites of the city assessors or the county assessors containing information related to address, county, and state of the Selected Tax Liens. The Assessor

Websites are listed in Exhibit A.

•
The term “Reimbursable Fee Information” means an electronic data file entitled “Samples_Fees_ 24July2018.docx” provided by the Servicer, on behalf of the Company, containing information related to reimbursable fees of the Selected Tax Liens.

•
The term “Workset” means electronic data files provided by the Servicer, on behalf of the Company, containing information related to the overbid amount, property type, tax year, and assessed value of certain Selected Tax Liens.

•
The term “State Interest and Penalty Information” means an electronic data file entitled “Interest.Penalty Matrix.pdf” provided by the Servicer, on behalf of the Company, containing information related to state interest and penalty rates of the Selected Tax Liens.

•
The term “Penalty and Interest Calculation Methodology” means three electronic data files entitled “Accrual Calculation System Documentation.xlsx,” “Bear Pen_Bear INt _ 20July2018.xlsx,” and “Caz Simple-interest-loan-calculator_for Propel Template.xlsx,” provided by the Servicer, on behalf of the Company, containing calculation methodologies for the Penalty Amount and Interest Amount of the Selected Tax Liens.

•	The term “Lien File” means the documents listed in Exhibit B. The Lien File, furnished to us by the Company, was represented to be either the original Lien File or a copy of the original Lien File.

I. The Selected Tax Liens

We were instructed by the Company to randomly select a sample of 180 tax liens from the Data File. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of tax liens that we were instructed to randomly select from the Data File. The sample selection resulted in 180 original tax liens (indicated by “O” in the “Rank” field of the Data File) and 16 corresponding subsequent tax liens (indicated by “S1,” “S2,” “S3,” or “S4” in the “Rank” field of the Data File) for a total of 196 tax liens (the “Selected Tax Liens”) as listed in Exhibit C.
II.  The Data File

For each Selected Tax Lien, we compared the specified attributes in the Data File to the corresponding information in the respective Lien File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File to the Lien File for each of the attributes identified, utilizing instructions provided by the Company (as applicable) indicated below, constituted an exception, except for certain procedures as detailed below. For Selected Tax Lien #3, which was redeemed after the Cutoff Date, we were instructed by the Servicer, on behalf of the Company, to not perform the Data File procedures.  The Lien File documents are listed in the order of priority until the attribute was agreed.

Attributes	Lien File/Instructions

Purchase Date
Affidavit; Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens; Agreement for the Purchase of Delinquent Tax and Sewer Use Liens; Application for Tax Deed; Assessor Websites; Assignment of Delinquent Tax and Sewer Use Liens; Assignment of Real Property Tax Liens and Sewer Use Liens; Assignment of Tax Liens; Bid Reports; Certificate of Purchase; Certificate of Sale; Certificate Statement of Transfer of Tax Lien; Contract for Purchase, Sale and Assignment of Delinquent Real Property Tax Receivables; RealTDA Tax Lien Sale List; Schedule of Receivables Contract; Screenshot of County Tax Collector Site; Screenshot of RealTDA Certificate History Screen; Tax Certificate; Tax Lien Contract; Tax Lien Sale List; Tax Receipt; Tax Report; Tax Sale Receipt; Transfer of Tax Lien

Tax Year
Affidavit; Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens; Application for Tax Deed; Assessor Websites; Assignment of Delinquent Tax and Sewer Use Liens; Assignment of Real Property Tax Liens and Sewer Liens; Assignment of Tax Liens; Bid Report; Certificate of Purchase; Certificate of Sale; Certificate Statement of Transfer of Tax Lien; Contract for Purchase, Sale and Assignment of Delinquent Real Property Tax Receivables; RealTDA Tax Lien Sale List; Schedule of Receivables Contract; Screenshot of County Tax Collector Site; Screenshot of RealTDA Certificate History Screen; Tax Certificate; Tax Lien Contract; Tax Report; Transfer of Tax Lien; Workset

Rank	Tax Certificate, Affidavit, and instruction provided by the Servicer, on behalf of the Company, described below

Bankrupt	Screenshot from PACER (Public Access to Court Electronic Records)

Address
Tax Sale Test List, Application for Tax Deed, Assessor Websites, Bid Report, Bid Results, County Real Property Report, Property Appraiser, RealTDA Tax Lien Sale List, Schedule of Receivables Contract, Screenshot of RealTDA Certificate History Screen

County	Application for Tax Deed, Assessor Websites, Bid Report, Bid Results, County Real Property Report, Property Appraiser, RealTDA Tax Lien Sale List, Screenshot of RealTDA Certificate History Screen

State	Application for Tax Deed, Assessor Websites, Bid Report, Bid Results, County Real Property Report, Property Appraiser, RealTDA Tax Lien Sale List, Screenshot of RealTDA Certificate History Screen

Attributes	Lien File/Instructions

Property Type	Assessor Websites, Bid Report, County Property Appraiser, County Real Property Report, Use Codes Mapping, Workset

Current Interest Rate
Application for Tax Deed; Assessor Websites; Bid Report; Bid Results; Payment Agreement; Penalty and Interest Calculation Methodology; Propel Tax - Disclosure of Interest rate, cost, and fees; RealTDA Tax Lien Sale List; Residential Loan Application; Schedule of Receivables Contract; Screenshot of RealTDA Certificate History Screen; State Interest and Penalty Information; Tax Certificate

Current Penalty Rate	State Interest and Penalty Information, Penalty and Interest Calculation Methodology

Tax Amount/ Recomputed Tax Amount
Affidavit, Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens, Application for Tax Deed, Assessor' Websites, Assignment of Delinquent Tax and Sewer Use Liens, Assignment of Real Property Tax Liens and Sewer Liens, Assignment of Tax Liens, Bid Report, Bid Results, Certificate Of Land Sold For Taxes To Individual, Certificate of Purchase, Certificate of Sale, Certificate of Sale for Unpaid Municipal Liens, Certificate Statement of Transfer of Tax Lien, Daily Trial Balance Report, RealTDA Tax Lien Sale List, Schedule of Receivables Contract, Screenshot of RealTDA Certificate History Screen, Tax Certificate, Tax Lien Contract, Tax Lien Sale List, Tax Report, Tax Sale Test List, Transfer of Tax Lien, Penalty and Interest Calculation Methodology

Overbid Amount
Assignment of Real Property Tax Liens and Sewer Liens, Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens, Assignment of Delinquent Tax and Sewer Use Liens, Assignment of Real Property Tax Liens and Sewer Use Liens, Assignment of Tax Liens, Bid Report, Certificate of Sale, Tax Certificate, Tax Lien Sale List, Workset

Reimbursable Fees
Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens, Assignment of Delinquent Tax and Sewer Use Liens, Assignment of Real Property Tax Liens and Sewer Liens, Assignment of Real Property Tax Liens and Sewer Use Liens, Assignment of Tax Liens, Reimbursable Fee Information, Tax Certificate

Market Value	The Servicer, on behalf of the Company, instructed us to consider the Market Value to be the same as the Assessed Value for all Selected Tax Liens

Attributes	Lien File/Instructions

Interest Amount
Recompute using Penalty and Interest Calculation Methodology, Assignment of Real Property Tax Liens and Sewer Use Liens, Assignment of Real Property Tax Liens and Sewer Liens, Assignment of Delinquent Tax and Sewer Use Liens, Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens, Sub Assignment of Real Property Tax Liens

Penalty Amount	Recompute using Penalty and Interest Calculation Methodology

Redemptive Value	Recompute using instructions provided by the Servicer, on behalf of the Company, described below

Combined Redemptive Value	Recompute using instructions provided by the Servicer, on behalf of the Company, described below

Combined OLTV	Recompute using instructions provided by the Servicer, on behalf of the Company, described below

1.   For purposes of comparing Rank, we were instructed by the Servicer, on behalf of the Company, to compare the “Rank” field in the Data File to the corresponding information in the Tax Certificate or the Affidavit. We were instructed by the Servicer, on behalf of the Company, to consider the following:

a.   If one lien only had its own Orig Cert ID in the “Orig Cert” field in the Data File and did not share Orig Cert ID with other liens, Rank was deemed to be the “Original Rank in the “Rank” field; and,

b. If more than one lien shared the same Orig Cert ID in the “Orig Cert” field in the Data File and assigned different certificate IDs in “Cert” field, the Orig Cert ID with the oldest year in the “Individual Cert Acquisition Date” field in the Data File was deemed to be the Original Rank and the same Orig Cert ID with subsequent years were deemed to be the Subsequent Ranks in the “Rank” field.

2. For purposes of comparing Redemptive Value, we were instructed by the Servicer, on behalf of the Company, to recompute the Redemptive Value (the “Recomputed Redemptive Value”) by summing (i) Tax Amount (from the “Tax Due” field in the Data File), (ii) Overbid Amount (from the “Overbid   Due” field in the Data File), (iii) Reimbursable Fees (from the “Fee Due” field in the Data File), (iv) the Interest Amount, and (v) the Penalty Amount. We compared the Recomputed Redemptive Value to the “Redemptive Value incl. fees” field in the Data File.

3. For purposes of comparing Combined Redemptive Value, we were instructed by the Servicer, on behalf of the Company, to recompute the Combined Redemptive Value (the “Recomputed Combined Redemptive Value”) by summing (i) the Redemptive Value for Original tax liens (identified as “O” in the “Rank” field in the Data File) and (ii) the Redemptive Value for each of the subsequent tax liens (identified as other than “O” in the “Rank” field in the Data File). We compared the Recomputed Combined Redemptive Value to the “Combined Redemptive Value incl fees by ORI” field in the Data File.

4. For purposes of comparing Combined OLTV, we were instructed by the Servicer, on behalf of the Company, to recompute the Combined OLTV (“Recomputed Combined OLTV”) by dividing the Redemptive Value by the Market Value for the Original tax liens (identified as “O” in the “Rank” field in the Data File). We compared the Recomputed Combined OLTV to the “Combined OLTV incl fees” field in the Data File.

The information regarding the Selected Tax Liens was found to be in agreement with the respective information contained in the Lien File, except as noted in Exhibit D. There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.
The procedures performed were applied based on information included in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the tax liens, (ii) the reliability or accuracy of the Data File and the Lien File which were used in our procedures, or (iii) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the tax liens to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such tax liens being securitized, (iii) the compliance of the originator of the tax liens with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the tax liens that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as the Specified Parties but who may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
July 31, 2018

Exhibit A- Listing of Assessor Websites

State	County	Assessor Website Address

AL	Mobile	https://www.mobile-propertytaxapps.com/mobilecz/Caportal/caportal_mainpage.aspx?CapEntry=1
AZ	Navajo	http://www.navajocountyaz.gov/Departments/Treasurer/Property-Taxes/Pay-Property-Taxes
CT	Ansonia	http://ansonia.mapxpress.net/
CT	Cheshire	http://cheshire.mapxpress.net/
CT	Danbury	http://gis.vgsi.com/danburyct/
CT	Milford	http://gis.vgsi.com/milfordct/
CT	West Haven	http://www.westhavengis.com/
FL	Alachua	https://alachua.county-taxes.com/public http://www.acpafl.org/searchaddr.asp
FL	Bay	http://baypa.net/search.html
FL	Bradford	http://bradfordappraiser.com/GIS/Search_F.asp
FL	Brevard	https://www.bcpao.us/PropertySearch/#/nav/Search
FL	Broward	http://www.bcpa.net/RecMenu.asp
FL	Citrus	https://citrus.county-taxes.com/public http://www.citruspa.org/_web/search/commonsearch.aspx?mode=address
FL	Collier	http://www.collierappraiser.com/
FL	Dade	https://miamidade.county-taxes.com/public https://www.miamidade.gov/propertysearch/#/
FL	Duval	http://apps.coj.net/PAO_PropertySearch/Basic/Search.aspx
FL	Escambia	http://www.escpa.org/cama/Search.aspx
FL	Flagler	http://www.hcpao.org/Search
FL	Hendry	http://www.hendryprop.com/GIS/Search_F.asp
FL	Hernando	https://www.hernandocountygis-fl.us/propertysearch/
FL	Highlands	http://www.hcpao.org/Search
FL	Hillsborough	https://www.hcpafl.org/
FL	Indian River	https://indianriver.county-taxes.com/public http://www.ircpa.org/Search.aspx
FL	Jackson	http://jacksoncountytaxcollector.com/Property/SearchSelect?Accept=true&ClearData=True http://qpublic6.qpublic.net/fl_search_dw.php?county=fl_jackson
FL	Lake	https://www.lakecopropappr.com/property-search.aspx? http://www.lake.iviewauditor.com/Search.aspx
FL	Lee	https://www.leepa.org/Search/PropertySearch.aspx
FL	Madison	http://madisonpa.com/
FL	Monroe	http://www.mcpafl.org/
FL	Nassau	https://maps.nassauflpa.com/NassauSearch/IS_SearchResults2015/ShowIS_NewSearchResults2015Table.aspx
FL	Okaloosa	http://www.okaloosapa.com/search.html
FL	Okeechobee	http://www.okeechobeepa.com/GISv1/

State	County	Assessor Website Address

FL	Orange	https://www.ocpafl.org/searches/parcelsearch.aspx
FL	Osceola	http://ira.property-appraiser.org/PropertySearch/
FL	Palm Beach	https://www.pbcgov.org/papa/
FL	Pasco	http://search.pascopa.com/
FL	Pinellas	https://www.pcpao.org/
FL	Polk	http://fl-polk-taxcollector.governmax.com/collectmax/collect30.asp?sid=1B8F7022AB484444A7980DEE736CE1FD http://www.polkpa.org/CamaDisplay.aspx
FL	Putnam	https://ptax.putnam-fl.com/ptaxweb/ http://pa.putnam-fl.com/index.php/property-search/
FL	Santa Rosa	http://qpublic6.qpublic.net/fl_search_dw.php?county=fl_santarosa https://santarosa.county-taxes.com/public
FL	Sarasota	https://www.sc-pa.com//propertysearch
FL	St Lucie	https://stlucie.county-taxes.com/public https://www.paslc.org/map/propertySearch.html
FL	Sumter	https://sumter.county-taxes.com/public http://www.sumterpa.com/GIS/?pin=G15A094
FL	Suwannee	http://www.suwanneepa.com/GIS/Search_F.asp
FL	Volusia	http://publicaccess.vcgov.org/volusia/search/commonsearch.aspx?mode=realprop
FL	Washington	http://www.washingtoncountytaxcollector.com/Property/SearchSelect?Accept=true&ClearData=true https://qpublic.schneidercorp.com/Application.aspx?App=WashingtonCountyFL&Layer=Parcels&PageType=Search
IL	Cook	http://www.cookcountyassessor.com/Search/Property-Search.aspx
NJ	Hoboken	http://www.hudsoncountynj.org/search-tax-records/
NJ	Stafford	http://www.tax.co.ocean.nj.us/TaxBoardTaxListSearch.aspx
NJ	Union Beach	http://oprs.co.monmouth.nj.us/oprs/index.aspx
OH	Cuyahoga	http://myplace.cuyahogacounty.us/
OH	Lake	http://www.lake.iviewauditor.com/Search.aspx https://www.lakecopropappr.com/property-search.aspx?
OH	Portage	http://portagecountyauditor.org/Search.aspx
SC	Sumter	https://www.sumtersctax.com/taxes.html#/ http://www.sumtercountysc.org:8080/EGSV2SMTR/RPSearch.do
TN	Davidson	http://www.padctn.org/prc/#/search/1
TX	Dallas	https://www.dallasact.com/act_webdev/dallas/index.jsp http://www.dallascad.org/AcctDetailRes.aspx?ID=004254000136A0000
TX	Jefferson	https://propaccess.trueautomation.com/clientdb/?cid=91

Exhibit B – Lien File Documents

1.	Affidavit
2.	Agreement for the Assignment of Certain Real Property Tax and Sewer Use Liens
3.	Agreement for the Purchase of Delinquent Tax and Sewer Use Liens
4.	Application for Tax Deed
5.	Assessor Websites
6.	Assignment of Delinquent Tax and Sewer Use Liens
7.	Assignment of Real Property Tax Liens and Sewer Liens
8.	Assignment of Real Property Tax Liens and Sewer Use Liens
9.	Assignment of Tax Liens
10.	Bid Reports
11.	Bid Results
12.	Certificate Of Land Sold For Taxes To Individual
13.	Certificate of Purchase
14.	Certificate of Sale
15.	Certificate of Sale for Unpaid Municipal Liens
16.	Certificate Statement of Transfer of Tax Lien
17.	Contract for Purchase, Sale and Assignment of Delinquent Real Property Tax Receivables
18.	County Appraisal
19.	County Property Appraiser
20.	County Real Property Report
21.	Daily Trial Balance Report
22.	Payment Agreement
23.	Penalty and Interest Calculation Methodology
24.	Propel Tax - Disclosure of Interest rate, cost, and fees
25.	Property Appraiser
26.	RealTDA Tax Lien Sale List
27.	Reimbursable Fee Information
28.	Residential Loan Application
29.	Schedule of Receivables Contract
30.	Screenshot from PACER (Public Access to Court Electronic Records)
31.	Screenshot of CAD - Property search
32.	Screenshot of County Tax Collector Site
33.	Screenshot of RealTDA Certificate History Screen
34.	State Interest and Penalty Information
35.	Sub Assignment of Real Property Tax Liens
36.	Tax Certificate
37.	Tax Lien Contract
38.	Tax Lien Sale List
39.	Tax Receipt
40.	Tax Report
41.	Tax Sale Receipt
42.	Tax Sale Test List
43.	Transfer of Tax Lien
44.	Use Codes Mapping
45.	Workset

Exhibit C – The Selected Tax Liens

Selected Tax Lien ID	Selected Tax Lien Number	Selected Tax Lien ID	Selected Tax Lien Number	Selected Tax Lien ID	Selected Tax Lien Number	Selected Tax Lien ID	Selected Tax Lien Number

2018001	1	2018050	36	2018099	83	2018148	132
2018002	2	2018051	37	2018100	84	2018149	133
2018003	3*	2018052	38	2018101	85	2018150	134
2018004	4	2018053	39	2018102	86	2018151	135
2018005	5	2018054	40	2018103	87	2018152	136
2018006	6	2018055	41	2018104	88	2018153	137
2018007	7	2018056	42	2018105	89	2018154	138
2018008	8	2018057	43	2018106	90	2018155	139
2018009	8 - S1	2018058	44	2018107	91	2018156	140
2018010	8 - S2	2018059	45	2018108	92	2018157	141
2018011	9	2018060	46	2018109	93	2018158	142
2018012	10	2018061	47	2018110	94	2018159	143
2018013	11	2018062	48	2018111	95	2018160	144
2018014	12	2018063	49	2018112	96	2018161	145
2018015	12 - S1	2018064	50	2018113	97	2018162	146
2018016	12 - S2	2018065	51	2018114	98	2018163	147
2018017	13	2018066	52	2018115	99	2018164	148
2018018	13 - S1	2018067	53	2018116	100	2018165	149
2018019	13 - S2	2018068	54	2018117	101	2018166	150
2018020	14	2018069	55	2018118	102	2018167	151
2018021	15	2018070	56	2018119	103	2018168	152
2018022	15 - S1	2018071	57	2018120	104	2018169	153
2018023	15 - S2	2018072	58	2018121	105	2018170	154
2018024	16	2018073	58 - S1	2018122	106	2018171	155
2018025	16 - S1	2018074	59	2018123	107	2018172	156
2018026	16 - S2	2018075	60	2018124	108	2018173	157
2018027	17	2018076	61	2018125	109	2018174	158
2018028	18	2018077	62	2018126	110	2018175	159
2018029	18 - S1	2018078	63	2018127	111	2018176	160
2018030	18 - S2	2018079	64	2018128	112	2018177	161
2018031	19	2018080	64 - S1	2018129	113	2018178	162
2018032	20	2018081	65	2018130	114	2018179	163
2018033	21	2018082	66	2018131	115	2018180	164
2018034	22	2018083	67	2018132	116	2018181	165
2018035	22 - S4	2018084	68	2018133	117	2018182	166
2018036	23	2018085	69	2018134	118	2018183	167
2018037	24	2018086	70	2018135	119	2018184	168
2018038	25	2018087	71	2018136	120	2018185	169
2018039	26	2018088	72	2018137	121	2018186	170
2018040	27	2018089	73	2018138	122	2018187	171
2018041	27 - S1	2018090	74	2018139	123	2018188	172
2018042	28	2018091	75	2018140	124	2018189	173
2018043	29	2018092	76	2018141	125	2018190	174
2018044	30	2018093	77	2018142	126	2018191	175
2018045	31	2018094	78	2018143	127	2018192	176
2018046	32	2018095	79	2018144	128	2018193	177
2018047	33	2018096	80	2018145	129	2018194	178
2018048	34	2018097	81	2018146	130	2018195	179
2018049	35	2018098	82	2018147	131	2018196	180

Note: The Company has assigned a unique Lien ID number to each tax lien in the Data File. The Selected Tax Lien IDs referred to in this Exhibit are not the Tax Lien numbers.
(*): Redeemed

Exhibit D - Exception List

Selected Tax Lien ID	Selected Tax Lien Number	Attribute	Per Data File	Per Lien File
2018003	3	Assessed Value	$48,046	$62,042
2018070	56	Recomputed Interest Amount	$83.22	$79.35
2018078	63	Tax Year	2016	2015
2018190	174	Recomputed Interest Amount	$7.62	Lien File Document Not Available
2018191	175	Recomputed Interest Amount	$180.67	Lien File Document Not Available
2018192	176	Recomputed Interest Amount	$4.93	Lien File Document Not Available
2018194	178	Recomputed Interest Amount	$48.92	$52.12
2018193	177	Reimbursable Fees	$87.20	Lien File Document Not Available
2018194	178	Reimbursable Fees	$14.15	Lien File Document Not Available
2018195	179	Reimbursable Fees	$476.40	Lien File Document Not Available
2018196	180	Reimbursable Fees	$5.75	Lien File Document Not Available